Inventory (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Raw materials	$1,162,067	$1,017,566
Work in process	144,500	144,628
Finished Goods	404,273	243,912
	1,710,840	1,406,106
Allowance for slow moving and obsolete inventory	(1,065,777)	(1,066,721)
Inventory, net	$645,063	$339,385

Inventory at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Raw materials	$1,017,566	$-
Work in process	144,628	-
Finished Goods	243,912	-
	1,406,106	-
Allowance for slow moving and obsolete inventory	(1,066,721)	-
Inventory, net	$339,385	$-